Related party and shareholder transactions (Revenues - related parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Proceeds from shareholder loan	$ 600
Loan from a shareholder	100
Sun Zone Investments Limited [Member]
Related Party Transaction [Line Items]
Proceeds from shareholder loan	600
Payments on loan from a shareholder	500
Loan from a shareholder	$ 100
Sun Zone Investments Limited [Member] | Mr. Tin Man [Member]
Related Party Transaction [Line Items]
Ownership percentage	100.00%